INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Roll Forward]
Balance at beginning of period	$ 144,444	$ 126,898
Additions during the year	20,404	17,546
Balance at end of period	$ 164,848	$ 144,444